Derivative Instruments and Hedging Activities (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Offsetting Assets and Liabilities
Number of counterparties to commodity derivative contracts	7
Commodity Price Hedges
Assets
Gross Amounts of Recognized Assets	$ 31,781	$ 38,071
Gross Amounts Offset in the Balance Sheet	(3,727)	(6,035)
Net Amounts of Assets Presented in the Balance Sheet	28,054	32,036
Gross Amounts Not Offset in the Balance Sheet	148	2,199
Net Amount	28,202	34,235
Liabilities
Gross Amounts of Recognized Liabilities	(5,725)	(14,347)
Gross Amounts Offset in the Balance Sheet	3,727	6,035
Net Amounts of Liabilities Presented in the Balance Sheet	(1,998)	(8,312)
Gross Amounts Not Offset in the Balance Sheet		(2,542)
Net Amount	$ (1,998)	$ (10,854)